Related party transactions (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Grupo Empresarial Santander, S.L.
Stockholders'
Common Shares (thousand)	[1]	R$ 1,107,673	R$ 1,107,673	R$ 1,107,673
Common Shares (%)	[1]	29.00%	29.00%	29.00%
Preferred Shares (thousand)	[1]	R$ 1,019,645	R$ 1,019,645	R$ 1,019,645
Preferred shares (%)	[1]	27.70%	27.70%	27.70%
Total Shares (thousand)	[1]	R$ 2,127,318	R$ 2,127,318	R$ 2,127,318
Total Shares (%)	[1]	28.40%	28.40%	28.40%
Sterrebeeck B.V.
Stockholders'
Common Shares (thousand)	[1]	R$ 1,809,583	R$ 1,809,583	R$ 1,809,583
Common Shares (%)	[1]	47.40%	47.40%	47.40%
Preferred Shares (thousand)	[1]	R$ 1,733,644	R$ 1,733,644	R$ 1,733,644
Preferred shares (%)	[1]	47.10%	47.10%	47.10%
Total Shares (thousand)	[1]	R$ 3,543,227	R$ 3,543,227	R$ 3,543,227
Total Shares (%)	[1]	47.30%	47.20%	47.20%
Banco Santander, S.A.
Stockholders'
Common Shares (thousand)	[1]	R$ 521,964	R$ 521,964	R$ 521,964
Common Shares (%)	[1]	13.70%	13.70%	13.60%
Preferred Shares (thousand)	[1]	R$ 519,268	R$ 519,268	R$ 519,268
Preferred shares (%)	[1]	14.10%	14.10%	14.10%
Total Shares (thousand)	[1]	R$ 1,041,232	R$ 1,041,232	R$ 1,041,232
Total Shares (%)	[1]	13.90%	13.90%	13.90%
Employees
Stockholders'
Common Shares (thousand)		R$ 2,526	R$ 2,986	R$ 3,551
Common Shares (%)		0.10%	0.10%	0.10%
Preferred Shares (thousand)		R$ 2,533	R$ 2,987	R$ 3,556
Preferred shares (%)		0.10%	0.10%	0.10%
Total Shares (thousand)		R$ 5,059	R$ 5,973	R$ 7,107
Total Shares (%)		0.10%	0.10%	0.10%
Directors
Stockholders'
Common Shares (thousand)	[2]	R$ 4,525	R$ 3,930	R$ 4,016
Common Shares (%)	[2]	0.10%	0.10%	0.10%
Preferred Shares (thousand)	[2]	R$ 4,524	R$ 3,930	R$ 4,016
Preferred shares (%)	[2]	0.10%	0.10%	0.10%
Total Shares (thousand)	[2]	R$ 9,049	R$ 7,860	R$ 8,032
Total Shares (%)	[2]	0.10%	0.10%	0.10%
Other
Stockholders'
Common Shares (thousand)		R$ 355,722	R$ 359,242	R$ 366,063
Common Shares (%)		9.30%	9.40%	9.60%
Preferred Shares (thousand)		R$ 383,519	R$ 387,045	R$ 393,862
Preferred shares (%)		10.40%	10.50%	10.70%
Total Shares (thousand)		R$ 739,241	R$ 746,287	R$ 759,925
Total Shares (%)		9.90%	9.90%	10.10%
Total
Stockholders'
Common Shares (thousand)		R$ 3,801,993	R$ 3,805,378	R$ 3,812,850
Common Shares (%)		99.60%	99.70%	99.80%
Preferred Shares (thousand)		R$ 3,663,133	R$ 3,666,519	R$ 3,673,991
Preferred shares (%)		99.50%	99.60%	99.80%
Total Shares (thousand)		R$ 7,465,126	R$ 7,471,897	R$ 7,486,841
Total Shares (%)		99.60%	99.60%	99.80%
Treasury shares
Stockholders'
Common Shares (thousand)		R$ 16,702	R$ 13,317	R$ 5,845
Common Shares (%)		0.40%	0.30%	0.20%
Preferred Shares (thousand)		R$ 16,702	R$ 13,317	R$ 5,845
Preferred shares (%)		0.50%	0.40%	0.20%
Total Shares (thousand)		R$ 33,404	R$ 26,634	R$ 11,690
Total Shares (%)		0.40%	0.40%	0.20%
Total
Stockholders'
Common Shares (thousand)		R$ 3,818,695	R$ 3,818,695	R$ 3,818,695
Common Shares (%)		100.00%	100.00%	100.00%
Preferred Shares (thousand)		R$ 3,679,835	R$ 3,679,836	R$ 3,679,836
Preferred shares (%)		100.00%	100.00%	100.00%
Total Shares (thousand)		R$ 7,498,530	R$ 7,498,531	R$ 7,498,531
Total Shares (%)		100.00%	100.00%	100.00%
Free Float
Stockholders'
Common Shares (thousand)	[3]	R$ 358,248	R$ 362,228	R$ 369,614
Common Shares (%)	[3]	9.40%	9.50%	9.70%
Preferred Shares (thousand)	[3]	R$ 386,053	R$ 390,032	R$ 397,418
Preferred shares (%)	[3]	10.50%	10.60%	10.80%
Total Shares (thousand)	[3]	R$ 744,301	R$ 752,260	R$ 767,032
Total Shares (%)	[3]	9.90%	10.00%	10.20%

[1]	Companies of the Santander Spain Group.
[2]	None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.
[3]	Composed by Employees, Qatar Holding and other.